[AETNA LOGO]                                   151 Farmington Avenue
[AETNA LETTERHEAD]                             Hartford, CT  06156


                                               Maria R. L. Stewart
                                               Prospectus Development Unit, TS31
                                               (860) 273-6286
                                               Fax: (860) 273-3004
June 1, 1999


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

ATTENTION: Filing Desk

RE: Aetna Life Insurance and Annuity Company and its Variable Annuity Account B
    Prospectus Title: Individual Nonqualified Variable Annuity Contracts
    File Nos.: 33-75998 and 811-2512


Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the Prospectus Supplement contained in Post-Effective Amendment No. 11 to the Registration Statement for the above referenced Registrant does not differ from that which was filed electronically on May 24, 1999. In addition, the text of the Prospectus and Statement of Additional Information has not changed since such filing; therefore, in reliance upon paragraph (j) of Rule 497, the Prospectus and Statement of Additional Information are not included herewith.

If you have any questions regarding this submission, please contact the undersigned at (860) 273-6286.

Sincerely,

/s/ Maria R. L. Stewart

Maria R. L. Stewart
Prospectus Development Unit